UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     May 13, 2011

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total:   $37,958

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1260	27870	SH		SOLE			25665	0	2205
APOLLO GROUP INC		COM		037604105	1174	28140	SH		SOLE			25935	0	2205
BANK OF AMERICA CORP		COM		060505104	234	17589	SH		SOLE			15593	0	1996
BANK OF AMERICA CORP		*W EXP 1/26/2019060505146	725	94560	SH		SOLE			86225	0	8335
CEMEX SAB DE CV			SPON ADR NEW	151290889	839	93926	SH		SOLE			86340	0	7586
CINTAS CORP			COM		172908105	1408	46500	SH		SOLE			42785	0	3715
CISCO SYS INC			COM		17275R102	1461	85165	SH		SOLE			78135	0	7030
COVIDIEN PLC			SHS		G2554F113	1213	23348	SH		SOLE			21403	0	1945
DELL INC			COM		24702R101	1270	87515	SH		SOLE			80610	0	6905
EOG RES INC			COM		26875P101	966	8152	SH		SOLE			7442	0	710
EXXON MOBIL CORP		COM		30231G102	1739	20666	SH		SOLE			18946	0	1720
GENERAL DYNAMICS CORP		COM		369550108	1058	13819	SH		SOLE			12670	0	1149
HARLEY DAVIDSON INC		COM		412822108	1319	31035	SH		SOLE			28580	0	2455
HOME DEPOT INC			COM		437076102	575	15514	SH		SOLE			14229	0	1285
INTEL CORP			COM		458140100	519	25715	SH		SOLE			23500	0	2215
JP MORGAN CHASE & CO		COM		46625H100	937	20315	SH		SOLE			18645	0	1670
LEGG MASON INC			COM		524901105	954	26445	SH		SOLE			24345	0	2100
LIBERTY MEDIA CORP NE	INT 	COM SER A	53071M104	1034	64472	SH		SOLE			59518	0	4954
MARKEL CORP			COM		570535104	1357	3275	SH		SOLE			3017	0	258
MAXIM INTEGRATED PROD		COM		57772K101	639	24980	SH		SOLE			23010	0	1970
MEDTRONIC INC			COM		585055106	1473	37435	SH		SOLE			34360	0	3075
MOTOROLA MOBILITY HLDGS INC	COM		620097105	380	15566	SH		SOLE			14331	0	1235
MOTOROLA SOLUTIONS INC		COM		620076307	807	18049	SH		SOLE			16638		1411
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	578	10050	SH		SOLE			9155	0	895
NOVARTIS A G			SPON ADR NEW	66987V109	930	17115	SH		SOLE			15680	0	1435
NRG ENERGY INC			COM NEW		629377508	1331	61790	SH		SOLE			56885	0	4905
PFIZER INC			COM		717081103	1648	81133	SH		SOLE			74473	0	6660
PROGRESSIVE CORP OHIO		COM		743315103	1248	59055	SH		SOLE			54260	0	4795
SPRINT NEXTEL CORP		COM SER 1	852061100	1189	256286	SH		SOLE			236051	0	20235
TYCO ELECTRONICS LTD		SHS		H84989104	495	14230	SH		SOLE			13070	0	1160
TYCO INTERNATIONAL LTD		SHS		H89128104	636	14214	SH		SOLE			13064	0	1150
VULCAN MATLS CO			COM		929160109	1416	31060	SH		SOLE			28565	0	2495
WAL MART STORES INC		COM		931142103	746	14337	SH		SOLE			13232	0	1105
WALGREEN COMPANY		COM		931422109	594	14800	SH		SOLE			13730	0	1070
WASHINGTON POST CO		CL B		939640108	1097	2507	SH		SOLE			2313	0	194
WELLS FARGO & CO NEW		COM		949746101	2002	63145	SH		SOLE			58150	0	4995
WEYERHAEUSER CO			COM		962166104	707	28749	SH		SOLE			26350	0	2399
